FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Schedule of gross holding losses and fair value of held-to-maturity securities

				Gross
			Amortized	Holding
	Held-To-Maturity	Level	Cost	Gains	Fair Value
March 31, 2021	U.S. Treasury Securities (Matured on 04/08/2021)	1	$139,172,916	$2,084	$139,175,000

December 31, 2020	U.S. Treasury Securities (Matured on 01/07/2021)(1)	1	$139,152,937	$2,063	$139,155,000

Schedule of assets and liabilities that are measured at fair value on a recurring basis

				Fair value at
			Fair value at	December 31,
Liabilities:	Warrant Liabilities	Level	March 31, 2021	2020
	Private Placement Warrants	3	$2,260,500	$3,452,400

The Company notes that the U.S. Treasury Securities were reinvested with the funds from the previously matured securities

				Gross
			Amortized	Holding
Assets:	Held-To-Maturity Securities	Level	Cost	Gains	Fair Value
December 31, 2020	U.S. Treasury Securities (Matured on 01/07/2021)(1)	1	$139,152,937	$2,063	$139,155,000

December 31, 2019	U.S. Treasury Securities (Matured on 4/16/2020)	1	$138,414,259	$26,719	$138,440,978

			December 31,	December 31,
Liabilities:	Warrant Liabilities	Level	2020	2019
	Private Placement Warrants	3	$3,452,400	$1,972,800

(1)	The company notes that the U.S. Treasury Securities were reinvested with the funds from the previously matured securities

Schedule of key inputs

Input	March 31, 2021	March 31, 2020
Risk-free interest rate	0.62%	0.37%
Dividend yield	0.00%	0.00%
Implied volatility	12.6%	8.80%
Exercise price	$11.50	$11.50
Market Stock Price	$10.00	$9.68

	October 22, 2019
	(Initial	December	December
Input	Measurement)	31, 2019	31, 2020
Risk-free interest rate	1.61%	1.70%	0.28%
Dividend yield	0.00%	0.00%	0.00%
Implied volatility	7.3%	8.6%	15.4%
Exercise price	$11.50	$11.50	$11.50
Market Stock Price	$9.80	$9.80	$10.20

Schedule of changes in the fair value of warrant liabilities
	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$3,452,400	$—	$3,452,400
Change in valuation inputs or other assumptions	(1,191,900)	—	(1,191,900)
Fair value as of March 31, 2021	$2,260,500	$—	$2,260,500

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2019	$1,972,800	$—	$1,972,800
Change in valuation inputs or other assumptions	(945,300)	—	(945,300)
Fair value as of March 31, 2020	$1,027,500	$—	$1,027,500

Private Placement
Warrants
Fair value as of October 22, 2019	$—
Initial measurement on October 22, 2019 (IPO)	1,356,300
Change in valuation inputs or other assumptions	616,500
Fair value as of December 31, 2019	1,972,800
Change in valuation inputs or other assumptions	1,479,600
Fair value as of December 31, 2020	$3,452,400